Note 7 - Property and Equipment - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Property and equipment	¥ 101,885,205	¥ 90,342,427
Less accumulated depreciation and amortization	(55,470,955)	(50,566,983)
Property and equipment—net	46,414,250	39,775,444
Equipment [Member]
Property and equipment	18,544,180	15,013,565
Office Equipment [Member]
Property and equipment	2,522,740	2,875,548
Land [Member]
Property and equipment	2,038,726	537,889
Building [Member]
Property and equipment	2,151,069	1,663,326
Leasehold Improvements [Member]
Property and equipment	4,182,013	4,061,909
Software and Software Development Costs [Member]
Property and equipment	36,624,979	33,335,560
Assets Held under Capital Leases [Member]
Property and equipment	¥ 35,821,498	¥ 32,854,630